Quarterly Report
November 30, 2023
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
COMMUNICATION SERVICES — 8.6%
Alphabet, Inc. Class A (a)	202,446	$26,830,168
Alphabet, Inc. Class C (a)	172,159	23,055,533
AT&T, Inc.	242,541	4,018,904
Charter Communications, Inc. Class A (a)	3,600	1,440,468
Comcast Corp. Class A	139,987	5,864,055
Electronic Arts, Inc.	8,142	1,123,677
Fox Corp. Class A	9,616	284,057
Fox Corp. Class B	5,600	154,896
Interpublic Group of Cos., Inc.	14,828	455,813
Live Nation Entertainment, Inc. (a)	5,300	446,366
Match Group, Inc. (a)	10,687	346,045
Meta Platforms, Inc. Class A (a)	75,864	24,818,908
Netflix, Inc. (a)	15,091	7,152,681
News Corp. Class A	14,614	322,093
News Corp. Class B	3,800	87,552
Omnicom Group, Inc.	6,598	531,997
Paramount Global Class B	18,831	270,602
Take-Two Interactive Software, Inc. (a)	5,294	837,511
T-Mobile U.S., Inc.	17,955	2,701,330
Verizon Communications, Inc.	144,664	5,544,971
Walt Disney Co. (a)	62,918	5,831,869
Warner Bros Discovery, Inc. (a)	76,633	800,815
		112,920,311
CONSUMER DISCRETIONARY — 10.7%
Airbnb, Inc. Class A (a)	14,800	1,869,832
Amazon.com, Inc. (a)	309,900	45,273,291
Aptiv PLC (a)	9,611	796,175
AutoZone, Inc. (a)	614	1,602,497
Bath & Body Works, Inc.	8,646	282,033
Best Buy Co., Inc.	6,513	462,032
Booking Holdings, Inc. (a)	1,226	3,832,108
BorgWarner, Inc.	8,963	301,963
Caesars Entertainment, Inc. (a)	6,777	303,067
CarMax, Inc. (a)	6,092	389,522
Carnival Corp. (a)	32,449	488,682
Chipotle Mexican Grill, Inc. (a)	937	2,063,508
Darden Restaurants, Inc.	3,946	617,431
Domino's Pizza, Inc.	1,319	518,222
DR Horton, Inc.	10,579	1,350,621
eBay, Inc.	18,792	770,660
Etsy, Inc. (a)	4,805	364,267
Expedia Group, Inc. (a)	4,775	650,260
Ford Motor Co.	137,931	1,415,172
Garmin Ltd.	4,899	598,854
General Motors Co.	46,041	1,454,896
Genuine Parts Co.	4,820	640,000
Hasbro, Inc.	5,132	238,176
Hilton Worldwide Holdings, Inc.	8,543	1,431,123
Home Depot, Inc.	34,316	10,757,723
Las Vegas Sands Corp.	11,000	507,320
Security Description	Shares	Value
Lennar Corp. Class A	8,680	$1,110,346
LKQ Corp.	8,100	360,693
Lowe's Cos., Inc.	19,903	3,957,313
Lululemon Athletica, Inc. (a)	4,000	1,787,200
Marriott International, Inc. Class A	8,706	1,764,706
McDonald's Corp.	25,029	7,054,173
MGM Resorts International	10,200	402,288
Mohawk Industries, Inc. (a)	1,969	173,882
NIKE, Inc. Class B	41,726	4,601,126
Norwegian Cruise Line Holdings Ltd. (a)(b)	16,300	248,901
NVR, Inc. (a)	110	677,093
O'Reilly Automotive, Inc. (a)	2,112	2,074,787
Pool Corp.	1,465	508,824
PulteGroup, Inc.	7,352	650,064
Ralph Lauren Corp.	1,696	219,428
Ross Stores, Inc.	11,534	1,503,803
Royal Caribbean Cruises Ltd. (a)	7,300	784,458
Starbucks Corp.	38,969	3,869,622
Tapestry, Inc.	9,254	293,074
Tesla, Inc. (a)	94,191	22,613,375
TJX Cos., Inc.	38,924	3,429,594
Tractor Supply Co. (b)	3,788	769,002
Ulta Beauty, Inc. (a)	1,749	745,057
VF Corp.	12,628	211,266
Whirlpool Corp.	2,155	234,680
Wynn Resorts Ltd.	3,391	286,268
Yum! Brands, Inc.	9,749	1,223,987
		140,534,445
CONSUMER STAPLES — 6.3%
Altria Group, Inc.	61,041	2,566,164
Archer-Daniels-Midland Co.	17,561	1,294,772
Brown-Forman Corp. Class B	5,827	342,278
Bunge Global SA	5,600	615,272
Campbell Soup Co.	7,661	307,819
Church & Dwight Co., Inc.	8,303	802,319
Clorox Co.	4,169	597,626
Coca-Cola Co.	132,578	7,747,858
Colgate-Palmolive Co.	28,692	2,260,069
Conagra Brands, Inc.	14,679	415,269
Constellation Brands, Inc. Class A	5,676	1,365,021
Costco Wholesale Corp.	15,130	8,968,156
Dollar General Corp.	7,874	1,032,439
Dollar Tree, Inc. (a)	7,245	895,410
Estee Lauder Cos., Inc. Class A	7,964	1,016,923
General Mills, Inc.	19,295	1,228,320
Hershey Co.	5,106	959,519
Hormel Foods Corp.	11,098	339,488
J M Smucker Co.	3,555	390,090
Kellanova	9,784	514,051
Kenvue, Inc.	59,763	1,221,556
Keurig Dr Pepper, Inc.	34,889	1,101,446
Kimberly-Clark Corp.	11,647	1,441,083
Kraft Heinz Co.	27,451	963,805

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

Security Description	Shares	Value
Kroger Co.	22,642	$1,002,361
Lamb Weston Holdings, Inc.	5,500	550,165
McCormick & Co., Inc.	8,422	545,998
Molson Coors Beverage Co. Class B	5,909	363,640
Mondelez International, Inc. Class A	47,110	3,347,637
Monster Beverage Corp. (a)	24,410	1,346,211
PepsiCo, Inc.	46,921	7,896,335
Philip Morris International, Inc.	52,685	4,918,672
Procter & Gamble Co.	80,836	12,409,943
Sysco Corp.	17,341	1,251,500
Target Corp.	15,636	2,092,253
Tyson Foods, Inc. Class A	8,849	414,487
Walgreens Boots Alliance, Inc.	24,834	495,190
Walmart, Inc.	48,874	7,609,193
		82,630,338
ENERGY — 4.1%
APA Corp.	9,509	342,324
Baker Hughes Co.	33,198	1,120,433
Chevron Corp.	60,858	8,739,209
ConocoPhillips	40,608	4,693,067
Coterra Energy, Inc.	25,652	673,365
Devon Energy Corp.	22,886	1,029,183
Diamondback Energy, Inc.	5,966	921,210
EOG Resources, Inc.	19,923	2,451,924
EQT Corp.	11,426	456,583
Exxon Mobil Corp.	138,166	14,195,175
Halliburton Co.	30,567	1,131,896
Hess Corp.	9,716	1,365,681
Kinder Morgan, Inc.	64,955	1,141,259
Marathon Oil Corp.	19,689	500,691
Marathon Petroleum Corp.	13,912	2,075,531
Occidental Petroleum Corp.	22,960	1,358,084
ONEOK, Inc.	20,166	1,388,429
Phillips 66	15,392	1,983,875
Pioneer Natural Resources Co.	7,853	1,819,069
Schlumberger NV	48,711	2,534,920
Targa Resources Corp.	7,000	633,150
Valero Energy Corp.	12,275	1,538,794
Williams Cos., Inc.	40,272	1,481,607
		53,575,459
FINANCIALS — 12.9%
Aflac, Inc.	18,733	1,549,406
Allstate Corp.	9,067	1,250,067
American Express Co.	19,712	3,366,218
American International Group, Inc.	24,046	1,582,467
Ameriprise Financial, Inc.	3,376	1,193,450
Aon PLC Class A	6,948	2,282,349
Arch Capital Group Ltd. (a)	12,838	1,074,412
Arthur J Gallagher & Co.	7,415	1,846,335
Assurant, Inc.	2,104	353,514
Bank of America Corp.	235,306	7,174,480
Bank of New York Mellon Corp.	26,972	1,303,287
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	62,179	$22,384,440
BlackRock, Inc.	4,834	3,631,446
Blackstone, Inc.	24,600	2,764,302
Brown & Brown, Inc.	7,479	558,980
Capital One Financial Corp.	13,173	1,470,897
Cboe Global Markets, Inc.	3,500	637,665
Charles Schwab Corp.	50,812	3,115,792
Chubb Ltd.	14,197	3,257,218
Cincinnati Financial Corp.	4,974	511,277
Citigroup, Inc.	66,431	3,062,469
Citizens Financial Group, Inc.	15,394	419,794
CME Group, Inc.	12,258	2,676,657
Comerica, Inc.	5,172	233,878
Discover Financial Services	7,977	741,861
Everest Group Ltd.	1,458	598,582
FactSet Research Systems, Inc.	1,301	589,951
Fidelity National Information Services, Inc.	19,435	1,139,668
Fifth Third Bancorp	21,927	634,787
Fiserv, Inc. (a)	21,044	2,748,557
FleetCor Technologies, Inc. (a)	2,365	568,782
Franklin Resources, Inc.	10,551	261,665
Global Payments, Inc.	9,057	1,054,597
Globe Life, Inc.	2,584	318,168
Goldman Sachs Group, Inc.	11,403	3,894,581
Hartford Financial Services Group, Inc.	10,067	786,837
Huntington Bancshares, Inc.	44,914	505,732
Intercontinental Exchange, Inc.	19,578	2,228,760
Invesco Ltd.	17,689	252,422
Jack Henry & Associates, Inc.	2,780	441,158
JPMorgan Chase & Co.	99,276	15,494,998
KeyCorp	35,671	441,964
Loews Corp.	5,606	394,046
M&T Bank Corp.	5,643	723,263
MarketAxess Holdings, Inc.	1,400	336,168
Marsh & McLennan Cos., Inc.	17,011	3,392,334
Mastercard, Inc. Class A	28,528	11,805,742
MetLife, Inc.	21,887	1,392,670
Moody's Corp.	5,339	1,948,521
Morgan Stanley	43,238	3,430,503
MSCI, Inc.	2,688	1,400,045
Nasdaq, Inc.	11,175	624,012
Northern Trust Corp.	6,568	520,514
PayPal Holdings, Inc. (a)	36,994	2,131,224
PNC Financial Services Group, Inc.	13,247	1,774,568
Principal Financial Group, Inc.	7,326	540,879
Progressive Corp.	20,000	3,280,600
Prudential Financial, Inc.	12,706	1,242,393
Raymond James Financial, Inc.	6,300	662,445
Regions Financial Corp.	30,340	506,071
S&P Global, Inc.	11,056	4,597,416
State Street Corp. (c)	11,033	803,423
Synchrony Financial	13,297	430,291

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	7,422	$743,165
Travelers Cos., Inc.	7,882	1,423,647
Truist Financial Corp.	45,536	1,463,527
U.S. Bancorp	53,951	2,056,612
Visa, Inc. Class A	54,720	14,045,530
W R Berkley Corp.	6,250	453,437
Wells Fargo & Co.	124,298	5,542,448
Willis Towers Watson PLC	3,628	893,576
Zions Bancorp NA	5,758	205,158
		169,168,098
HEALTH CARE — 12.6%
Abbott Laboratories	59,555	6,210,991
AbbVie, Inc.	60,034	8,548,241
Agilent Technologies, Inc.	9,909	1,266,370
Align Technology, Inc. (a)	2,472	528,514
Amgen, Inc.	18,305	4,935,760
Baxter International, Inc.	17,009	613,685
Becton Dickinson & Co.	10,050	2,373,609
Biogen, Inc. (a)	5,047	1,181,402
Bio-Rad Laboratories, Inc. Class A (a)	847	258,267
Bio-Techne Corp.	6,004	377,652
Boston Scientific Corp. (a)	50,898	2,844,689
Bristol-Myers Squibb Co.	70,713	3,491,808
Cardinal Health, Inc.	8,470	906,968
Catalent, Inc. (a)	6,900	268,065
Cencora, Inc.	5,452	1,108,773
Centene Corp. (a)	18,896	1,392,257
Charles River Laboratories International, Inc. (a)	1,911	376,620
Cigna Group	10,173	2,674,278
Cooper Cos., Inc.	1,650	555,918
CVS Health Corp.	44,369	3,014,874
Danaher Corp.	22,356	4,992,318
DaVita, Inc. (a)	2,072	210,225
DENTSPLY SIRONA, Inc.	8,566	271,970
Dexcom, Inc. (a)	12,820	1,480,966
Edwards Lifesciences Corp. (a)	20,208	1,368,284
Elevance Health, Inc.	7,982	3,827,289
Eli Lilly & Co.	27,214	16,084,563
GE HealthCare Technologies, Inc.	12,549	859,105
Gilead Sciences, Inc.	43,160	3,306,056
HCA Healthcare, Inc.	6,810	1,705,769
Henry Schein, Inc. (a)	5,200	346,996
Hologic, Inc. (a)	8,462	603,341
Humana, Inc.	4,265	2,067,928
IDEXX Laboratories, Inc. (a)	2,891	1,346,686
Illumina, Inc. (a)	5,511	561,846
Incyte Corp. (a)	6,800	369,512
Insulet Corp. (a)	2,600	491,634
Intuitive Surgical, Inc. (a)	12,057	3,747,798
IQVIA Holdings, Inc. (a)	6,473	1,385,869
Johnson & Johnson	82,215	12,715,372
Laboratory Corp. of America Holdings	2,974	645,090
Security Description	Shares	Value
McKesson Corp.	4,582	$2,156,106
Medtronic PLC	44,939	3,562,314
Merck & Co., Inc.	86,431	8,857,449
Mettler-Toledo International, Inc. (a)	790	862,625
Moderna, Inc. (a)	11,700	909,090
Molina Healthcare, Inc. (a)	1,797	656,911
Pfizer, Inc.	191,929	5,848,077
Quest Diagnostics, Inc.	3,710	509,123
Regeneron Pharmaceuticals, Inc. (a)	3,690	3,039,859
ResMed, Inc.	5,089	802,688
Revvity, Inc.	3,690	328,041
STERIS PLC	3,354	673,953
Stryker Corp.	11,545	3,421,130
Teleflex, Inc.	1,754	395,860
Thermo Fisher Scientific, Inc.	13,115	6,501,892
UnitedHealth Group, Inc.	31,673	17,514,219
Universal Health Services, Inc. Class B	2,400	329,952
Vertex Pharmaceuticals, Inc. (a)	8,782	3,115,941
Viatris, Inc.	46,437	426,292
Waters Corp. (a)	1,867	523,899
West Pharmaceutical Services, Inc.	2,570	901,453
Zimmer Biomet Holdings, Inc.	7,227	840,572
Zoetis, Inc.	15,989	2,824,777
		166,319,581
INDUSTRIALS — 8.2%
3M Co.	18,469	1,829,724
A O Smith Corp.	4,900	369,264
Alaska Air Group, Inc. (a)	4,900	185,269
Allegion PLC	3,473	368,451
American Airlines Group, Inc. (a)	25,690	319,327
AMETEK, Inc.	7,976	1,238,114
Automatic Data Processing, Inc.	13,934	3,203,705
Axon Enterprise, Inc. (a)	2,400	551,688
Boeing Co. (a)	19,498	4,516,322
Broadridge Financial Solutions, Inc.	3,900	755,898
Carrier Global Corp.	29,170	1,515,673
Caterpillar, Inc.	17,553	4,400,888
Ceridian HCM Holding, Inc. (a)	5,900	406,510
CH Robinson Worldwide, Inc.	4,497	368,979
Cintas Corp.	3,022	1,671,921
Copart, Inc. (a)	29,624	1,487,717
CSX Corp.	69,533	2,245,916
Cummins, Inc.	4,874	1,092,556
Deere & Co.	9,341	3,403,954
Delta Air Lines, Inc.	21,149	781,033
Dover Corp.	4,575	645,807
Eaton Corp. PLC	13,473	3,067,667
Emerson Electric Co.	19,076	1,695,856
Equifax, Inc.	4,139	901,102
Expeditors International of Washington, Inc.	4,967	597,729

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

Security Description	Shares	Value
Fastenal Co.	19,819	$1,188,545
FedEx Corp.	7,736	2,002,309
Fortive Corp.	12,220	842,936
Generac Holdings, Inc. (a)	2,523	295,368
General Dynamics Corp.	7,690	1,899,199
General Electric Co.	37,047	4,512,325
Honeywell International, Inc.	22,820	4,470,894
Howmet Aerospace, Inc.	11,963	629,254
Hubbell, Inc.	1,800	540,000
Huntington Ingalls Industries, Inc.	1,579	374,255
IDEX Corp.	2,284	460,637
Illinois Tool Works, Inc.	9,401	2,277,016
Ingersoll Rand, Inc.	14,006	1,000,449
Jacobs Solutions, Inc.	4,016	510,755
JB Hunt Transport Services, Inc.	2,617	484,852
Johnson Controls International PLC	23,931	1,263,557
L3Harris Technologies, Inc.	6,112	1,166,231
Leidos Holdings, Inc.	4,300	461,476
Lockheed Martin Corp.	7,680	3,438,874
Masco Corp.	7,115	430,813
Nordson Corp.	2,037	479,388
Norfolk Southern Corp.	7,985	1,742,008
Northrop Grumman Corp.	4,897	2,326,858
Old Dominion Freight Line, Inc.	3,000	1,167,180
Otis Worldwide Corp.	14,413	1,236,491
PACCAR, Inc.	18,219	1,672,869
Parker-Hannifin Corp.	4,475	1,938,480
Paychex, Inc.	10,763	1,312,763
Paycom Software, Inc.	1,822	330,984
Pentair PLC	4,702	303,467
Quanta Services, Inc.	4,854	914,057
Republic Services, Inc.	7,157	1,158,289
Robert Half, Inc.	4,174	342,184
Rockwell Automation, Inc.	3,963	1,091,569
Rollins, Inc.	8,825	359,530
RTX Corp.	50,197	4,090,052
Snap-on, Inc.	1,606	441,152
Southwest Airlines Co.	19,627	501,862
Stanley Black & Decker, Inc.	5,650	513,585
Textron, Inc.	6,363	487,788
Trane Technologies PLC	7,960	1,794,264
TransDigm Group, Inc.	1,837	1,768,792
Union Pacific Corp.	20,739	4,671,874
United Airlines Holdings, Inc. (a)	10,517	414,370
United Parcel Service, Inc. Class B	24,834	3,765,083
United Rentals, Inc.	2,267	1,079,137
Veralto Corp. (a)	7,585	585,941
Verisk Analytics, Inc.	4,905	1,184,214
Waste Management, Inc.	12,538	2,143,873
Westinghouse Air Brake Technologies Corp.	5,982	697,262
WW Grainger, Inc.	1,512	1,188,719
Security Description	Shares	Value
Xylem, Inc.	8,534	$897,179
		108,472,079
INFORMATION TECHNOLOGY — 28.9%
Accenture PLC Class A	21,505	7,164,176
Adobe, Inc. (a)	15,535	9,492,040
Advanced Micro Devices, Inc. (a)	54,968	6,659,923
Akamai Technologies, Inc. (a)	4,784	552,696
Amphenol Corp. Class A	20,515	1,866,660
Analog Devices, Inc.	16,991	3,115,810
ANSYS, Inc. (a)	3,042	892,401
Apple, Inc.	501,733	95,304,183
Applied Materials, Inc.	28,374	4,249,858
Arista Networks, Inc. (a)	8,727	1,917,409
Autodesk, Inc. (a)	7,389	1,613,979
Broadcom, Inc.	14,953	13,842,441
Cadence Design Systems, Inc. (a)	9,227	2,521,462
CDW Corp.	4,447	937,783
Cisco Systems, Inc.	138,913	6,720,611
Cognizant Technology Solutions Corp. Class A	17,797	1,252,553
Corning, Inc.	26,176	745,754
Enphase Energy, Inc. (a)	4,455	450,044
EPAM Systems, Inc. (a)	2,168	559,756
F5, Inc. (a)	1,755	300,438
Fair Isaac Corp. (a)	800	870,080
First Solar, Inc. (a)	3,300	520,674
Fortinet, Inc. (a)	22,773	1,196,949
Gartner, Inc. (a)	2,600	1,130,584
Gen Digital, Inc.	17,519	386,820
Hewlett Packard Enterprise Co.	41,566	702,881
HP, Inc.	29,992	879,965
Intel Corp.	142,332	6,362,240
International Business Machines Corp.	30,920	4,902,675
Intuit, Inc.	9,563	5,464,872
Juniper Networks, Inc.	12,754	362,851
Keysight Technologies, Inc. (a)	5,914	803,654
KLA Corp.	4,668	2,542,286
Lam Research Corp.	4,615	3,303,971
Microchip Technology, Inc.	18,312	1,527,953
Micron Technology, Inc.	37,290	2,838,515
Microsoft Corp.	253,642	96,107,490
Monolithic Power Systems, Inc.	1,500	823,080
Motorola Solutions, Inc.	5,654	1,825,507
NetApp, Inc.	6,887	629,403
NVIDIA Corp.	84,271	39,413,547
NXP Semiconductors NV	8,700	1,775,496
ON Semiconductor Corp. (a)	15,027	1,071,876
Oracle Corp.	53,512	6,218,630
Palo Alto Networks, Inc. (a)	10,316	3,044,148
PTC, Inc. (a)	4,079	641,871
Qorvo, Inc. (a)	3,880	374,420
QUALCOMM, Inc.	38,026	4,907,255
Roper Technologies, Inc.	3,691	1,986,681
Salesforce, Inc. (a)	33,320	8,393,308

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	6,121	$484,171
ServiceNow, Inc. (a)	6,876	4,715,148
Skyworks Solutions, Inc.	5,143	498,511
SolarEdge Technologies, Inc. (a)	2,100	166,698
Synopsys, Inc. (a)	5,191	2,819,907
TE Connectivity Ltd.	10,554	1,382,574
Teledyne Technologies, Inc. (a)	1,453	585,501
Teradyne, Inc.	5,098	470,189
Texas Instruments, Inc.	31,253	4,772,646
Trimble, Inc. (a)	9,491	440,382
Tyler Technologies, Inc. (a)	1,344	549,481
VeriSign, Inc. (a)	2,990	634,478
Western Digital Corp. (a)	9,580	462,810
Zebra Technologies Corp. Class A (a)	1,947	461,400
		379,613,555
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	7,568	2,047,522
Albemarle Corp. (b)	4,330	525,099
Amcor PLC	46,908	444,688
Avery Dennison Corp.	2,581	502,005
Ball Corp.	10,226	565,396
Celanese Corp.	3,065	424,993
CF Industries Holdings, Inc.	6,161	462,999
Corteva, Inc.	23,861	1,078,517
Dow, Inc.	23,091	1,194,959
DuPont de Nemours, Inc.	15,902	1,137,629
Eastman Chemical Co.	4,555	381,846
Ecolab, Inc.	8,702	1,668,435
FMC Corp.	4,780	256,495
Freeport-McMoRan, Inc.	50,332	1,878,390
International Flavors & Fragrances, Inc.	8,817	664,625
International Paper Co.	10,112	373,537
Linde PLC	16,592	6,865,272
LyondellBasell Industries NV Class A	8,622	819,952
Martin Marietta Materials, Inc.	2,066	959,843
Mosaic Co.	9,816	352,296
Newmont Corp.	39,577	1,590,600
Nucor Corp.	8,349	1,419,080
Packaging Corp. of America	2,700	453,627
PPG Industries, Inc.	8,190	1,162,898
Sealed Air Corp.	5,741	191,635
Sherwin-Williams Co.	8,224	2,292,851
Steel Dynamics, Inc.	5,700	679,041
Vulcan Materials Co.	4,490	958,884
Westrock Co.	10,053	413,882
		31,766,996
REAL ESTATE — 2.4%
Alexandria Real Estate Equities, Inc. REIT	5,670	620,298
American Tower Corp. REIT	15,960	3,332,129
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	4,728	$817,660
Boston Properties, Inc. REIT	5,639	321,028
Camden Property Trust REIT	4,100	370,066
CBRE Group, Inc. Class A (a)	10,408	821,816
CoStar Group, Inc. (a)	14,553	1,208,481
Crown Castle, Inc. REIT	15,219	1,784,884
Digital Realty Trust, Inc. REIT	9,962	1,382,526
Equinix, Inc. REIT	3,200	2,608,032
Equity Residential REIT	11,082	629,901
Essex Property Trust, Inc. REIT	1,975	421,584
Extra Space Storage, Inc. REIT	7,494	975,494
Federal Realty Investment Trust REIT	2,800	267,652
Healthpeak Properties, Inc. REIT	20,531	355,597
Host Hotels & Resorts, Inc. REIT	22,759	397,600
Invitation Homes, Inc. REIT	18,923	631,271
Iron Mountain, Inc. REIT	9,474	607,757
Kimco Realty Corp. REIT	23,650	456,918
Mid-America Apartment Communities, Inc. REIT	3,664	456,095
Prologis, Inc. REIT	31,326	3,600,297
Public Storage REIT	5,346	1,383,331
Realty Income Corp. REIT	24,000	1,295,040
Regency Centers Corp. REIT	5,799	364,061
SBA Communications Corp. REIT	3,865	954,500
Simon Property Group, Inc. REIT	11,341	1,416,378
UDR, Inc. REIT	11,700	390,780
Ventas, Inc. REIT	13,102	600,596
VICI Properties, Inc. REIT	33,266	994,321
Welltower, Inc. REIT	16,981	1,513,007
Weyerhaeuser Co. REIT	24,867	779,580
		31,758,680
UTILITIES — 2.4%
AES Corp.	25,559	439,870
Alliant Energy Corp.	7,500	379,275
Ameren Corp.	8,814	683,878
American Electric Power Co., Inc.	17,238	1,371,283
American Water Works Co., Inc.	6,987	921,166
Atmos Energy Corp.	5,200	591,812
CenterPoint Energy, Inc.	20,586	581,966
CMS Energy Corp.	9,701	550,629
Consolidated Edison, Inc.	11,472	1,033,742
Constellation Energy Corp.	11,221	1,358,190
Dominion Energy, Inc.	29,111	1,319,893
DTE Energy Co.	6,559	682,858
Duke Energy Corp.	26,305	2,427,426
Edison International	13,288	890,163
Entergy Corp.	6,742	683,706
Evergy, Inc.	8,774	447,825
Eversource Energy	11,996	712,682
Exelon Corp.	34,907	1,344,269
FirstEnergy Corp.	17,760	656,054
NextEra Energy, Inc.	68,574	4,012,265

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

Security Description	Shares	Value
NiSource, Inc.	15,578	$399,420
NRG Energy, Inc.	8,798	420,896
PG&E Corp. (a)	72,549	1,245,666
Pinnacle West Capital Corp.	4,469	334,907
PPL Corp.	24,204	632,209
Public Service Enterprise Group, Inc.	17,321	1,081,350
Sempra	21,152	1,541,346
Southern Co.	37,252	2,644,147
WEC Energy Group, Inc.	10,970	917,311
Xcel Energy, Inc.	19,624	1,193,924
		31,500,128
TOTAL COMMON STOCKS (Cost $265,350,840)		1,308,259,670

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.35% (d) (e)	5,469,376	5,469,376
State Street Navigator Securities Lending Portfolio II (c) (f)	714,739	714,739
TOTAL SHORT-TERM INVESTMENTS (Cost $6,184,115)		6,184,115
TOTAL INVESTMENTS — 100.0% (Cost $271,534,955)		1,314,443,785
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(168,153)
NET ASSETS — 100.0%		$1,314,275,632

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2023.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount shown represents less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At November 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	39	12/15/2023	$8,794,696	$8,924,663	$129,967

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,308,259,670	$—	$—	$1,308,259,670
Short-Term Investments	6,184,115	—	—	6,184,115
TOTAL INVESTMENTS	$1,314,443,785	$—	$—	$1,314,443,785
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$129,967	$—	$—	$129,967
TOTAL OTHER FINANCIAL INSTRUMENTS:	$129,967	$—	$—	$129,967

Affiliate Table
	Number of Shares Held at 8/31/23	Value at 8/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/23	Value at 11/30/23	Dividend Income
State Street Corp.	12,033	$827,148	$—	$71,846	$45,335	$2,786	11,033	$803,423	$7,613
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,972,314	9,972,314	32,772,671	37,275,609	—	—	5,469,376	5,469,376	96,690
State Street Navigator Securities Lending Portfolio II	1,167,160	1,167,160	4,962,377	5,414,798	—	—	714,739	714,739	570
Total		$11,966,622	$37,735,048	$42,762,253	$45,335	$2,786		$6,987,538	$104,873
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
November 30, 2023 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2023 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
November 30, 2023 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2023, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2023, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.